Share Capital	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 18: SHARE CAPITAL
Common shares and shareholders
On August 4, 2010, the Company amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.
As of December 31, 2014 and 2013, the Company has issued 20,000 shares of common stock, with a par value $1.00.
Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders.